Risk/Return Detail Data - FidelityStockSelectorLargeCapValueFund-RetailPRO	Apr. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Devonshire Trust
FidelityStockSelectorLargeCapValueFund-RetailPRO | Fidelity Stock Selector Large Cap Value Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Stock Selector Large Cap Value Fund /Fidelity® Stock Selector Large Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Stock Selector Large Cap Value Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 72 % of the average value of its portfolio.
Portfolio Turnover, Rate	72.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index). Investing in securities of companies that Fidelity Management & Research Company LLC (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks). Investing in domestic and foreign issuers. Allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in stocks of value companies with large market capitalizations. The Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 ® Index or the S&P 500 ® Index. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Stocks are a type of equity security that represent an ownership interest in an issuer. Stocks include common stocks (including depositary receipts evidencing ownership of common stock) and preferred stocks. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	18.21%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(27.96%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityStockSelectorLargeCapValueFund-RetailPRO | Fidelity Stock Selector Large Cap Value Fund | Fidelity Stock Selector Large Cap Value Fund
Risk/Return:
Management fee	0.79%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[2]
Total annual operating expenses	0.83%
1 year	$ 85
3 years	265
5 years	460
10 years	$ 1,025
2015	(3.80%)
2016	16.02%
2017	12.33%
2018	(9.18%)
2019	24.63%
2020	4.15%
2021	25.69%
2022	(5.48%)
2023	14.46%
2024	17.16%
FidelityStockSelectorLargeCapValueFund-RetailPRO | Fidelity Stock Selector Large Cap Value Fund | Return Before Taxes | Fidelity Stock Selector Large Cap Value Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	17.16%
Past 5 years	10.66%
Past 10 years	8.94%
FidelityStockSelectorLargeCapValueFund-RetailPRO | Fidelity Stock Selector Large Cap Value Fund | After Taxes on Distributions | Fidelity Stock Selector Large Cap Value Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	14.24%
Past 5 years	9.19%
Past 10 years	7.91%
FidelityStockSelectorLargeCapValueFund-RetailPRO | Fidelity Stock Selector Large Cap Value Fund | After Taxes on Distributions and Sales | Fidelity Stock Selector Large Cap Value Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	11.80%
Past 5 years	8.21%
Past 10 years	7.08%
FidelityStockSelectorLargeCapValueFund-RetailPRO | Fidelity Stock Selector Large Cap Value Fund | RS005
Risk/Return:
Label	Russell 1000® Value Index
Past 1 year	14.37%
Past 5 years	8.68%
Past 10 years	8.49%
FidelityStockSelectorLargeCapValueFund-RetailPRO | Fidelity Stock Selector Large Cap Value Fund | RS001
Risk/Return:
Label	Russell 1000® Index
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.